OTHER RECEIVABLES AND PREPAYMENTS (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of Other Receivables and Prepayments [Abstract]
Disclosure of detailed information for prepayments and other receivables text block [Table Text Block]
	2023	2022
	US$’000	US$’000
Current Assets:

Deposit	2,034	269
Prepayments	4,412	4,026
Voyages in progress	8,907	17,085
Other receivables	2,717	3,686
	18,070	25,066
Non-current Assets:
Prepayments	1,918	860
	19,988	25,926